Statement of Cash Flows - Greenland Exploration Limited	7 Months Ended
Dec. 31, 2025 USD ($)
Cash flows from operating activities
Net loss	$ (176,575)
Changes in operating assets and liabilities:
Accounts payable	60,335
prepaid expense	(110,190)
Net cash used in operating activities	(226,430)
Cash flows from investing activities
Loan receivable	(232,519)
Net cash provided by investing activities	(232,519)
Cash flows from financing activities
Issuance of Common Stock	10,000
$15 exercise price warrant issuance	10,000
Loan payable	475,000
Net cash provided by operating activities	495,000
Change in Cash	36,051
Cash, beginning of period
Cash, ending of period	36,051
Supplemental diclosure for non-cash financing activities
Income tax and interest